UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08759
Laudus Institutional Trust
(Exact name of registrant as specified in charter)
211 Main St, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Laudus Institutional Trust
211 Main St, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: June 30, 2011

Item 1. Schedule of Investments.

Laudus Institutional Trust
Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings as of June 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

86.4%	Common Stock	59,788,506	60,377,260
9.0%	Preferred Stock	5,941,838	6,325,383
1.7%	Other Investment Company	1,186,011	1,186,011

97.1%	Total Investments	66,916,355	67,888,654
2.9%	Other Assets and Liabilities, Net		2,013,293

100.0%	Net Assets		69,901,947

	Number	Value
Security	of Shares	($)

Common Stock 86.4% of net assets

Brazil 8.9%

Materials 1.3%
Companhia Siderurgica Nacional S.A. ADR	72,700	905,842

Software & Services 3.1%
Redecard S.A.	144,800	2,182,229

Transportation 2.6%
CCR S.A.	60,000	1,785,794

Utilities 1.9%
CPFL Energia S.A. ADR	15,500	1,346,950

		6,220,815

Chile 3.1%

Utilities 3.1%
Enersis S.A. ADR	93,100	2,150,610

China 22.6%

Banks 6.9%
China Construction Bank Corp., Class H	3,059,390	2,546,896
Industrial & Commercial Bank of China Ltd., Class H	3,022,695	2,305,548

		4,852,444

Capital Goods 2.5%
Beijing Enterprises Holdings Ltd.	333,500	1,742,922

Energy 2.2%
China Shenhua Energy Co., Ltd., Class H	326,000	1,562,167

Food, Beverage & Tobacco 2.3%
Want Want China Holdings Ltd.	1,615,000	1,570,173

Household & Personal Products 1.4%
Hengan International Group Co., Ltd.	111,500	1,002,615

Telecommunication Services 3.0%
China Mobile Ltd.	224,500	2,090,045

Transportation 2.1%
China Merchants Holdings International Co., Ltd.	216,000	838,153
China Shipping Development Co., Ltd., Class H	700,000	646,006

		1,484,159

Utilities 2.2%
China Resources Power Holdings Co., Ltd.	770,000	1,505,532

		15,810,057

India 6.1%

Banks 2.2%
Axis Bank Ltd.	50,016	1,442,092
Axis Bank Ltd. ADR *	3,624	105,495

		1,547,587

Capital Goods 1.0%
Tata Motors Ltd.	31,571	702,477

Diversified Financials 1.9%
Rural Electrification Corp., Ltd.	299,749	1,312,360

Software & Services 1.0%
HCL Technologies Ltd.	61,346	680,560

		4,242,984

Indonesia 4.8%

Automobiles & Components 1.7%
PT Astra International Tbk	160,500	1,193,071

Utilities 3.1%
PT Perusahaan Gas Negara	4,652,500	2,188,222

		3,381,293

Kazahkstan 1.6%

Energy 1.6%
KazMunaiGas Exploration Production GDR	54,796	1,090,440

Malaysia 1.6%

Telecommunication Services 1.6%
Maxis Berhad	628,400	1,141,090

Mexico 2.5%

Materials 2.5%
Grupo Mexico S.A.B. de C.V., Series B	522,800	1,726,220

 Laudus Mondrian Institutional Emerging Markets Fund

 Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Peru 2.1%

Banks 2.1%
Credicorp Ltd.	17,095	1,471,879

Philippines 2.2%

Telecommunication Services 2.2%
Philippine Long Distance Telephone Co. ADR	28,500	1,540,140

Republic of Korea 6.4%

Banks 1.9%
KB Financial Group, Inc.	27,087	1,287,663
KB Financial Group, Inc. ADR	1,077	51,481

		1,339,144

Food, Beverage & Tobacco 1.9%
KT&G Corp.	21,802	1,355,925

Semiconductors & Semiconductor Equipment 2.6%
Samsung Electronics Co., Ltd.	2,318	1,801,617

		4,496,686

Russia 3.7%

Energy 3.7%
Gazprom ADR	92,483	1,345,628
LUKOIL ADR	18,900	1,204,875

		2,550,503

South Africa 5.9%

Diversified Financials 1.5%
African Bank Investments Ltd.	202,080	1,029,141

Energy 2.0%
Sasol	26,988	1,423,732

Food, Beverage & Tobacco 2.4%
Tiger Brands Ltd.	56,234	1,644,938

		4,097,811

Taiwan 6.8%

Semiconductors & Semiconductor Equipment 4.4%
MediaTek, Inc.	50,074	545,417
Taiwan Semiconductor Manufacturing Co., Ltd.	969,224	2,442,696
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,700	109,707

		3,097,820

Telecommunication Services 2.4%
Chunghwa Telecom Co., Ltd.	406,000	1,397,095
Chunghwa Telecom Co., Ltd. ADR	8,297	286,661

		1,683,756

		4,781,576

Thailand 4.1%

Banks 1.6%
Kasikornbank Public Co., Ltd. NVDR	284,300	1,142,876

Energy 2.5%
PTT PCL	160,800	1,753,230

		2,896,106

Turkey 4.0%

Banks 2.3%
Turkiye Garanti Bankasi A/S	345,701	1,568,724

Energy 1.7%
Tupras-Turkiye Petrol Rafinerileri A/S	49,281	1,210,326

		2,779,050

Total Common Stock
(Cost $59,788,506)		60,377,260

Preferred Stock 9.0% of net assets

Brazil 9.0%

Banks 3.1%
Itausa - Investimentos Itau S.A.	283,494	2,177,999

Food, Beverage & Tobacco 2.2%
Companhia de Bebidas das Americas ADR	45,600	1,538,088

Materials 3.7%
Vale S.A. ADR	90,100	2,609,296

Total Preferred Stock
(Cost $5,941,838)		6,325,383

Other Investment Company 1.7% of net assets

United States 1.7%
State Street Institutional Liquid Reserves Fund - Institutional Class	1,186,011	1,186,011

Total Other Investment Company
(Cost $1,186,011)		1,186,011

End of Investments.

At 06/30/11, the tax basis cost of the fund’s investments was $67,133,429 and the unrealized appreciation and depreciation were $2,839,895 and ($2,084,670), respectively, with a net unrealized appreciation of $755,225.

At 06/30/11, the values of certain foreign securities held by the fund aggregating $39,964,154 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

 Laudus Mondrian Institutional Emerging Markets Fund

 Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

 Laudus Mondrian Institutional Emerging Markets Fund

 Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of June 30, 2011:

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$27,209,301	$—	$27,209,301
Brazil(a)	6,220,815	—	—	6,220,815
Chile(a)	2,150,610	—	—	2,150,610
India(a)	—	2,695,397	—	2,695,397
Banks	105,495	1,442,092	—	1,547,587
Kazahkstan(a)	1,090,440	—	—	1,090,440
Mexico(a)	1,726,220	—	—	1,726,220
Peru(a)	1,471,879	—	—	1,471,879
Philippines(a)	1,540,140	—	—	1,540,140
Republic of Korea(a)	—	1,801,617	—	1,801,617
Banks	51,481	1,287,663	—	1,339,144
Food, Beverage & Tobacco	1,355,925	—	—	1,355,925
Russia(a)	2,550,503	—	—	2,550,503
Taiwan
Semiconductors & Semiconductor Equipment	109,707	2,988,113	—	3,097,820
Telecommunication Services	286,661	1,397,095	—	1,683,756
Thailand(a)	—	1,142,876	—	1,142,876
Energy	1,753,230	—	—	1,753,230
Preferred Stock(a)	6,325,383	—	—	6,325,383
Other Investment Company(a)	1,186,011	—	—	1,186,011

Total	$27,924,500	$39,964,154	$—	$67,888,654

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG60670JUN11-00

Laudus Institutional Trust
Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings as of June 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.9%	Common Stock	15,216,703	16,968,065

98.9%	Total Investments	15,216,703	16,968,065
1.1%	Other Assets and Liabilities, Net		189,785

100.0%	Net Assets		17,157,850

	Number	Value
Security	of Shares	($)

Common Stock 98.9% of net assets

Australia 7.1%

Food & Staples Retailing 0.1%
Wesfarmers Ltd.	650	22,277

Insurance 4.2%
AMP Ltd.	46,369	243,850
QBE Insurance Group Ltd.	25,912	480,928

		724,778

Telecommunication Services 2.8%
Telstra Corp., Ltd.	153,181	475,992

		1,223,047

France 16.9%

Banks 1.5%
Societe Generale	4,265	252,599

Capital Goods 2.5%
Compagnie de Saint-Gobain	6,601	427,864

Energy 3.3%
Total S.A.	9,685	559,923

Food & Staples Retailing 2.6%
Carrefour S.A. *	11,086	455,740

Pharmaceuticals, Biotechnology & Life Sciences 3.8%
Sanofi	8,239	662,750

Telecommunication Services 3.2%
France Telecom S.A.	25,770	547,960

		2,906,836

Germany 3.0%

Utilities 3.0%
RWE AG	9,216	512,013

Italy 4.9%

Banks 2.5%
Intesa Sanpaolo	163,243	434,680

Energy 2.4%
Eni S.p.A.	16,919	400,962

		835,642

Japan 21.8%

Automobiles & Components 3.0%
Toyota Motor Corp.	12,700	522,976

Food & Staples Retailing 3.2%
Seven & i Holdings Co., Ltd.	20,200	543,258

Household & Personal Products 3.1%
Kao Corp.	20,400	536,401

Insurance 2.8%
Tokio Marine Holdings, Inc.	16,900	473,105

Materials 0.8%
Shin-Etsu Chemical Co., Ltd.	2,500	134,004

Pharmaceuticals, Biotechnology & Life Sciences 3.7%
Takeda Pharmaceutical Co., Ltd.	13,600	628,550

Technology Hardware & Equipment 3.2%
Canon, Inc.	11,700	556,526

Telecommunication Services 2.0%
KDDI Corp.	47	338,162

		3,732,982

Netherlands 4.7%

Food & Staples Retailing 2.8%
Koninklijke Ahold N.V.	35,457	476,729

Media 1.9%
Reed Elsevier N.V.	24,301	326,453

		803,182

Singapore 4.4%

Banks 2.7%
United Overseas Bank Ltd.	28,442	456,641

Telecommunication Services 1.7%
Singapore Telecommunications Ltd.	114,000	293,576

		750,217

Spain 7.5%

Banks 1.3%
Banco Santander S.A.	19,744	227,453

Telecommunication Services 3.2%
Telefonica S.A.	22,363	546,188

Utilities 3.0%
Iberdrola S.A.	57,795	514,190

		1,287,831

 1

 Laudus Mondrian Institutional International Equity Fund

 Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Switzerland 6.2%

Insurance 2.4%
Zurich Financial Services AG *	1,622	410,430

Pharmaceuticals, Biotechnology & Life Sciences 3.8%
Novartis AG - Reg’d	10,667	653,750

		1,064,180

Taiwan 2.9%

Semiconductors & Semiconductor Equipment 2.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	198,839	501,126

United Kingdom 19.5%

Energy 6.6%
BP plc	78,527	578,194
Royal Dutch Shell plc, Class A	15,505	550,562

		1,128,756

Food & Staples Retailing 3.0%
Tesco plc	79,064	510,831

Food, Beverage & Tobacco 3.7%
Unilever plc	19,535	630,317

Pharmaceuticals, Biotechnology & Life Sciences 3.6%
GlaxoSmithKline plc	29,194	625,752

Telecommunication Services 2.6%
Vodafone Group plc	171,725	455,353

		3,351,009

Total Common Stock
(Cost $15,216,703)		16,968,065

End of Investments.

At 06/30/11, the tax basis cost of the fund’s investments was $15,457,006 and the unrealized appreciation and depreciation were $1,907,930 and ($396,871), respectively, with a net unrealized appreciation of $1,511,059.

At 06/30/11, the values of certain foreign securities held by the fund aggregating $16,968,065 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.

Reg’d —	Registered

In addition to the above the fund held the following at 06/30/11.

			Amount of		Amount of
		Currency	Currency	Currency	Currency	Unrealized
		to be	to be	to be	to be	Losses
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Contracts

07/29/2011	State Street Bank London	USD	627,142	AUD	586,500	(3,739)
09/30/2011	State Street Bank London	USD	321,324	CHF	270,000	(404)

Net unrealized losses on Forward Foreign Currency Contracts						(4,143)

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As

2

 Laudus Mondrian Institutional International Equity Fund

 Portfolio Holdings (Unaudited) continued

investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of June 30, 2011:

		Significant
	Quoted Prices in	Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$16,968,065	$—	$16,968,065

Total	$—	16,968,065	$—	$16,968,065

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Contracts*	($4,143)	$—	$—	($4,143)

*	Forward Foreign Currency contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The fund entered into forward foreign currency exchange contracts during the period ended June 30, 2011. The fund invested in forward currency contracts in connection with the purchase and sale of portfolio securities with the aim of minimizing losses from the depreciation of currencies that are deemed to be overvalued according to Mondrian’s propriety currency valuation model.

REG60672JUN11-00

 3

Item 2. Controls and Procedures.
(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Laudus Institutional Trust

By:	/s/ Marie Chandoha Marie Chandoha
President, Chief Executive Officer

Date:	08/18/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
President, Chief Executive Officer

Date:	08/18/2011

By:	/s/ George Pereira George Pereira
Treasurer, Principal Financial Officer

Date:	08/17/2011